UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23258

CPG Vintage Access Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

CPG Vintage Access Fund, LLC

Consolidated Financial Statements
(Unaudited)

For the Period From April 1, 2021 to September 30, 2021

CPG Vintage Access Fund, LLC

Table of Contents
For the Period from April 1, 2021 to September 30, 2021 (Unaudited)

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	2
Consolidated Statement of Operations	3
Consolidated Statements of Changes in Net Assets	4
Consolidated Statement of Cash Flows	5
Consolidated Financial Highlights	6
Notes to Consolidated Financial Statements	7-13
Other Information	14-15

CPG Vintage Access Fund, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2021

Investment Funds (101.60%)	Geographic Region	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Ares Private Credit Solutions, L.P.(a)(b)	North America	12/15/2017	$9,696,360	$10,340,878	5.60%
Blackstone Tactical Opportunities Fund III, L.P.(a)(b)	North America	5/22/2018	10,705,282	13,624,136	7.38%
Carlyle Structured Credit Fund, L.P.(a)(b)	North America	12/22/2017	12,971,915	12,662,936	6.86%
Cowen Healthcare Investments II, L.P.(a)(c)	North America	1/8/2018	3,308,274	4,044,501	2.19%
GSO Credit Alpha Fund II, L.P.(a)(b)	North America	3/29/2018	8,283,106	9,147,665	4.95%
INVESCO Venture Alpha Fund, L.P.(a)(b)(c)	North America	6/11/2018	14,141,841	36,577,332	19.80%
KKR Health Care Strategic Growth Fund, L.P.(a)(b)(c)	North America	11/17/2017	9,072,781	12,237,396	6.62%
NB Select Opportunities Fund, L.P.(a)(b)	North America	12/22/2017	12,631,617	21,517,509	11.65%
North Haven Expansion Equity, L.P.(a)(b)(c)	North America	3/28/2018	15,073,403	29,551,989	16.00%
North Haven Expansion Equity, L.P. Opportunity Fund(a)(b)(c)	North America	3/28/2018	4,283,136	8,763,599	4.74%
Trilantic Capital Partners VI (North America), L.P.(a)(b)	North America	5/1/2018	11,240,926	13,158,995	7.12%
Warburg Pincus Financial Sector, L.P.(a)(b)	North America	11/21/2017	9,624,700	16,056,030	8.69%
Total Investment Funds			$121,033,341	$187,682,966

Total Investments (101.60%)			$121,033,341	$187,682,966
Liabilities in Excess of Other Assets (-1.60%)				(2,967,441)
Net Assets (100.00%)				$184,715,525

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $187,682,966, which represents approximately 101.60% of net assets as of September 30, 2021.

(b)	The Fund held unfunded commitments in the investment as of September 30, 2021 (See Note 7 in the accompanying Notes to Consolidated Financial Statements).

(c)	Non-income producing security.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2021

Assets
Investments, at fair value (Cost $121,033,341)	$187,682,966
Cash	1,586,764
Prepaid Directors’ and Officer fees	2,959
Prepaid expenses and other assets	4,809
Total Assets	$189,277,498

Liabilities
Line of credit payable	3,700,000
Distribution and servicing fees payable	313,313
Payable to Adviser	300,110
Professional fees payable	217,448
Accounting and administration fees payable	13,333
Transfer agency fees payable	6,493
Other liabilities	11,276
Total Liabilities	4,561,973
Net Assets	$184,715,525

Composition of Net Assets
Paid-in capital	109,391,952
Total distributable earnings	75,323,573
Net Assets	$184,715,525

Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):	12,075,013
Net Asset Value per Unit:	$15.30

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2021

Investment Income
Income from Investment Funds	$1,867,328
Other Income	5,000
Investment Income	1,872,328

Expenses
Distribution fees	626,925
Management fees	543,075
Professional fees	120,613
Directors’ and Officer fees	48,007
Accounting and administration fees	40,000
Interest expense	29,549
Transfer agent fees	25,098
Commitment fee	22,898
Custody fees	13,476
Insurance expense	5,222
Other expenses	7,153
Total Expenses	1,482,016

Net Investment Income	390,312

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on Investments	1,569,939
Net change in unrealized appreciation on Investments	36,455,400
Net Realized Gain and Change in Unrealized Appreciation on Investments	38,025,339
Net Increase in Net Assets Resulting from Operations	$38,415,651

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2021
Change in Net Assets Resulting from Operations
Net investment income/(loss)	$390,312	$(234,906)
Net realized gain on investments	1,569,939	4,462,378
Net change in unrealized appreciation/(depreciation) on investments	36,455,400	37,173,258
Net Change in Net Assets Resulting from Operations	38,415,651	41,400,730

Change in Net Assets Resulting from Capital Transactions
Capital contributions	—	28,403,499
Redemptions	(5,000)	—
Net Change in Net Assets Resulting from Capital Transactions	(5,000)	28,403,499

Total Net Increase in Net Assets	38,410,651	69,804,229

Net Assets
Beginning of period	146,304,874	76,500,645
End of period	$184,715,525	$146,304,874

Unit Transactions
Unit sold	—	2,900,743
Shares redeemed	(413)	—
Net change in units	(413)	2,900,743

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Statement of Cash Flows (Unaudited)
For the Six Months Ended September 30, 2021

Cash Flow from Operating Activities:
Net increase in net assets resulting from operations	$38,415,651
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities
Capital called by Investment Funds	(15,393,447)
Capital distributions received by Investment Funds	9,438,885
Net realized gain from Investment Funds:	(1,569,939)
Change in net unrealized appreciation on
Investment Funds	(36,455,400)
(Increase)/Decrease in assets:
Capital contributions receivable	1,750
Prepaid Directors’ and Officer fees	48,007
Prepaid expenses and other assets	(2,181)
Increase/(Decrease) in liabilities:
Payable to Adviser	20,078
Professional fees payable	37,364
Accounting and administration fees payable	(6,667)
Transfer agency fees payable	3,798
Other liabilities	(4,965)
Net cash used in operating activities	(5,467,066)

Cash Flows from Financing Activities:
Cash provided by loan:	3,700,000
Cost of shares redeemed	(5,000)
Net cash provided by financing activities	3,695,000

Net change in cash & cash equivalents	(1,772,066)
Cash & cash equivalents, beginning of period	3,358,830
Cash & cash equivalents, end of period	$1,586,764

Cash paid for interest on loan during the period was:	112,389

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2021 (Unaudited)		For the Year Ended March 31, 2021		For the Year Ended March 31, 2020		For the Year Ended March 31, 2019	Period from November 17, 2017* to March 31, 2018
Per unit operating performance:
Net asset value, beginning of period	$12.12		$8.34		$9.43		$9.39	$10.00
Activity from investment operations:(1)
Net investment income/(loss)	0.03	(2)	(0.02	)(2)	(0.14	)(2)	(0.01)	(0.32)
Net realized and unrealized gain/(loss)	3.15		3.80		(0.60)		0.04	(0.43)
Total from investment operations	3.18		3.78		(0.74)		0.03	(0.75)

Distributions to investors
Net realized gains	—		—		(0.35)		—	—
Total distributions	—		—		(0.35)		—	—

Activity from capital transactions
Distribution and servicing fees	(0.00	)(3)	—		—		—	—
Proceeds from make-up fees	—		—		—		0.01	0.14
Total activity from capital transactions	(0.00	)(3)	—		—		0.01	0.14

Net Asset Value, End of Period	$15.30		$12.12		$8.34		$9.43	$9.39

Net assets, end of period (in thousands)	$184,716		$146,305		$76,501		$76,668	$30,506

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)(4)	0.46	%(5)	(0.21)%		(1.54)%		(3.47)%	(11.52	)%(6)
Net income/(loss) excluding line of credit related expenses(4)	0.52	%(5)	(0.09)%		(1.49)%		(3.47)%	(11.52	)%(6)

Total expenses(4)	1.75	%(5)	2.68%		3.98%		5.11%	13.34	%(6)
Total expenses excluding line of credit related expenses(4)	1.69	%(5)	2.55%		3.94%		5.11%	13.34	%(6)
Portfolio turnover	0.00	%(7)	0.00%		0.00%		0.00%	0.00	%(7)
Total return(8)	26.24	%(7)	45.32%		(8.30)%		0.43%	(6.06	)%(7)

Line of Credit:
Aggregate principal amount, end of period (000s)	3,700		N/A		6,000		N/A	N/A
Average borrowings outstanding during the period (000s)	$2,181		$2,790		$3,456	(9)	N/A	N/A
Asset coverage, end of period per $1,000(10)	50,923		N/A		13,411		N/A	N/A

*	Commencement of operations
(1)	Selected data is for a single unit outstanding throughout the period.
(2)	Based on average shares outstanding during the period.
(3)	Less than $0.005 per share.
(4)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.
(5)	Annualized.
(6)	Net investment loss and total expenses are annualized for periods less than one full year, except for organizational costs and incentive fees which are one-time expenses.
(7)	Not annualized.
(8)

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns show exclude the effect of applicable sales charges.

(9)	First borrowing was made on January 28, 2020.
(10)

Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

See accompanying Notes to Consolidated Financial Statements.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)
September 30, 2021

1.	ORGANIZATION

CPG Vintage Access Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on May 17, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 17, 2017. CPG VA Acquisition Fund, LLC (“CPG VA Acquisition Fund”), a wholly owned entity, is consolidated in the Fund’s financial statements. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture, and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that were represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during calendar year 2017 and the first quarter of calendar year 2018. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was November 17, 2017 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offered Units at additional closings, which occurred over a period of six months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participated in a closing that occurred after the Initial Closing was required to pay a “make-up” fee amount to the Fund. Such “make-up” payment was calculated by applying an annualized rate of 8.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments were paid to and retained as assets of the Fund. This amount is presented as a component of net assets on the Consolidated Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year-end of September 30 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ended March 31, 2022, but after the Tax Year ended September 30, 2021, will be reflected in the financial statement footnotes for the fiscal year ended March 31, 2022.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Tax Years 2018, 2019 and 2020 remain subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2021, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend income is recorded on the ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiary, CPG VA Acquisition Fund, a Delaware limited liability company. The wholly owned subsidiary has the same investment objective as the Fund. CPG VA Acquisition Fund is taxed as a corporation and used when the Fund has determined that owning certain investment funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2021 the total value of investment funds held by the subsidiary is $5,695,520, or approximately 3.1% of the Fund’s net assets.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB Accounting Standards Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Board. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser and/or the Board will consider such information and consider whether it is appropriate,

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

3.	PORTFOLIO VALUATION (continued)

in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The Fund held Investment Funds with a fair value of $187,682,966 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2021. Investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2021, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$34,676,504	$12,045,198	Up to 10 years	None	N/A	N/A
Growth Equity & Venture Capital	Non-control investments in companies with high growth potential	$107,230,848	$10,188,240	Up to 10 years	None	N/A	N/A
Private Credit	Debt investments made through privately negotiated transactions	$45,775,614	$24,697,386	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The following is a summary of investment strategies of the Investment Funds held by the Fund as of September 30, 2021.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions.

Buyouts are control investments in established, cash flow positive companies. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

3.	PORTFOLIO VALUATION (continued)

Growth equity and venture capital strategies typically involve non-control investments in companies with high growth potential that are in need of expansion capital. Venture capital investments typically target newer businesses, often emerging companies, with higher growth potential and risk.

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), generally focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds and “rescue” financings.

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2021, the Fund and CPG VA Acquisition Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a quarterly advisory fee at the annual rate of (i) 0.10% for the first 12 months following the Initial Closing, (ii) 0.65% from the one year anniversary of the Initial Closing until the eight year anniversary of the Final Closing and (iii) 0.30% thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee is calculated based on the Fund’s total Commitments from the Initial Closing until the five year anniversary of the Final Closing and, thereafter, based on the Fund’s net invested capital.

During the period ended September 30, 2021, the Adviser earned $543,075 of Management Fees which is included in the Consolidated Statement of Operations, of which $271,538 was payable at September 30, 2021 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2021 was $41,966 which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

During the period ended September 30, 2021, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $6,041, which is included in Directors’ and Officer fees in the Consolidated Statement of Operations

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Foreside Fund Services, LLC.

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

5.	ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator as well as certain other fixed or transactional fees. For the period ended September 30, 2021, the total administration fees were $40,000 which is included as accounting and administration fees in the Consolidated Statement of Operations, of which $13,333 was payable and is included as accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities at September 30, 2021.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

Foreside Fund Services, LLC (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for the provision of distribution services and to provide related sales support services to investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% from the Initial Closing until the eight year anniversary of the Final Closing, and (ii) 0.10% thereafter for the remaining life of the Fund. The Distribution and Servicing Fees will be calculated based on the Fund’s total Commitments from the Initial Closing until the five year anniversary of the Final Closing and, thereafter, based on the Fund’s net invested capital. During the period ended September 30, 2021, the Placement Agent earned $626,925 of Distribution and Servicing Fee which is included in the Consolidated Statement of Operations, of which $313,312 was payable at September 30, 2021 and is included in Distribution and Servicing Fee payable in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENTS

For the period ended September 30, 2021, total capital called and total proceeds from redemptions or other dispositions of investments amounted to $11,807,794 and $0, respectively.

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2021.

7.	CAPITAL CALL AND COMMITMENTS

The Fund has total capital committed of $167,100,000 as of September 30, 2021. Since the inception of the Fund on November 17, 2017, $115,295,499 capital has been called comprising 69% of the total capital committed. The Fund currently has unfunded capital commitments of $51,804,501.

8.	LINE OF CREDIT

The Fund may borrow money for investment purposes and to pay expenses in advance of, or in addition to, calling capital. The Fund also may borrow money to manage its cash flow needs associated with calling Investor Commitments, satisfying capital calls, managing distributions to Investors and paying ongoing expenses. The provisions of the 1940 Act provide that the Fund may borrow in an amount up to 33 1/3% of its total assets (including the proceeds from leverage).

On February 3, 2021, the Fund, along with other funds managed by the Adviser, collectively maintain a revolving credit facility with Barclays Bank PLC (“Barclays”) with a maximum borrowing amount of $55,000,000, which will expire on January 24, 2025, subject to the restrictions and terms of the credit facility (“Line of Credit”). As of September 30, 2021, the Fund has drawn down $3,900,000 on this Line of Credit which was the maximum borrowing outstanding during the period. For borrowing under this Line of Credit, the Fund is charged 2.75% (per annum) plus LIBOR (London Interbank

CPG Vintage Access Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2021

8.	LINE OF CREDIT (continued)

Offered Rate). The commitment fee on the daily unused loan balance of the line of credit accrues at 0.75% and is included in Commitment fee on the Consolidated Statement of Operations. For the period ended September 30, 2021, the average annualized interest rate charged and the average outstanding loan payable was as follows:

Average Annualized Interest Rate	2.97%
Average Outstanding Loan Payable	$2,181,065

9.	INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10.	IMPACTS OF COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic has resulted in substantial market volatility and may continue to impact the Fund’s performance going forward.

11.	SUBSEQUENT EVENTS

On October 21, 2021, Central Park Group, LLC, the parent company of the Adviser, entered into a purchase agreement with Macquarie Management Holdings, Inc. (“Macquarie”) pursuant to which Macquarie has agreed to acquire Central Park Group, subject to the satisfaction or appropriate waiver of certain customary closing conditions (the “Transaction”). If the Transaction is consummated, Central Park Group would become a wholly-owned subsidiary of Macquarie, which is an indirect wholly-owned subsidiary of Macquarie Group Limited (“Macquarie Group”), a publicly-listed (ASX: MQG) global financial services group organized under the laws of Australia.

The Fund will continue to be managed by the same investment personnel who currently are employed by the Adviser following the Transaction.

CPG Vintage Access Fund, LLC

Other Information (Unaudited)
September 30, 2021

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at https://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at https://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-Q filings (prior to the reporting period ended March 31, 2019) and Form N-PORT filings can be found free of charge on the SEC’s website at https://www.sec.gov.

Investment Advisory Agreement Approval

The Directors, including the Independent Directors, evaluated the Advisory Agreement of the Fund at a meeting on September 21, 2021. The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Directors reviewed materials furnished by the Adviser and discussed with the Adviser information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables prepared by the Adviser indicating comparative fee information, and comparative performance information as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i)

The nature, extent and quality of services provided by the Adviser: The Directors reviewed the services that the Adviser provides to the Fund, including generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Directors also discussed the amount of time the Adviser dedicated to the Fund and the type of transactions that are executed on behalf of the Fund. The Directors also considered the Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. In addition, the Board considered the education, background and experience of the Adviser’s advisory and other personnel that provide services to the Fund. The Board then considered the administrative services provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser’s employment of skilled investment professionals, research analysts and administrative, legal and compliance staff members to seek to ensure that a high level of quality in investment, compliance and administrative services continued to be provided to the Fund. Accordingly, the Directors concluded that the quality and scope of services offered by the Adviser to the Fund was appropriate and supported approval of the Advisory Agreement.

(ii)

Investment performance of the Fund and the Adviser: While the Directors reviewed the performance of the Fund and compared that performance to the performance of its comparative benchmarks, they noted the limitations of such benchmarks given the asset class and accepted Fund management’s conclusion that the Fund’s early performance was of limited relevance. It was noted that the Fund is a bespoke offering and that the investment universe is limited to the Morgan Stanley Smith Barney LLC platform.

CPG Vintage Access Fund, LLC

Other Information (Unaudited) (Continued)
September 30, 2021

(iii)

Cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund: The Directors then considered the profitability of the Adviser and concluded that the profits to be realized by the Adviser under the Advisory Agreement were within a range the Directors considered not so disproportionately large as to bear no reasonable relationship to the services rendered.

(iv)

The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors considered that, because the Fund is a closed-end fund that is not continually offering shares, there are limited opportunities for significant economies of scale to be realized.

(v)

Comparison of fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: The Board reviewed the fees paid by the Fund and compared the fees to those being charged to other investment companies that have an objective and strategy similar to that of the Fund and that are managed by a third-party investment adviser, as well as to the fees the Adviser charged to manage other similar funds.

The Directors determined that the fees paid under the Fund’s Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were appropriate under the circumstances and in light of the factors and the totality of the services provided. The Directors concluded that approval of the Advisory Agreement was in the best interests of the Fund.

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(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Vintage Access Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman

Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 9, 2021

By (Signature and Title)*	/s/ Michael Mascis

Michael Mascis
(Principal Financial Officer)

Date	December 9, 2021

*	Print the name and title of each signing officer under his or her signature.